Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of operating leases

Supplemental balance sheet information related to operating lease was as follows:

	As of December 31,
	2023	2024
	RMB	RMB
Operating lease right-of-use assets	84	575
Lease liabilities – current	86	458
Lease liabilities – non-current	-	99
Total operating lease liabilities	86	557

The weighted average remaining lease terms and discount rates for the operating lease for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31,
	2022	2023	2024
Weighted average remaining lease term (years)	1.08	0.17	1.18
Weighted average discount rate	4.75%	4.75%	3.95%

Schedule of lease expenses

For the years ended December 31, 2022, 2023 and 2024, the lease expenses were as follows:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating lease expense	692	720	354
Short-term lease expense	91	18	232
Total lease expense	783	738	586

Schedule of future minimum rental payments for operating leases

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

For the fiscal year ended December 31,	Amount
RMB
2025	473
2026	100
Total lease payments	573
Less: imputed interest	(16)
Present value of lease liabilities	557
Less: Lease liabilities – current	458
Lease liabilities – non-current	99